Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class M, Class C, Class I and Class Z
January 29, 2020
Summary Prospectus

Gordon Scott no longer serves as a co-manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Nicola Stafford (co-manager) has managed the fund since November 2020.

MC-SUM-20-01 1.9881452.103	October 30, 2020

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
January 29, 2020
Summary Prospectus

Gordon Scott no longer serves as a co-manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (co-manager) has managed the fund since November 2020.

SKD-SUM-20-01 1.9900720.100	October 30, 2020